Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,865,441.14

Principal:
Principal Collections	$21,363,091.86
Prepayments in Full	$14,820,241.83
Liquidation Proceeds	$541,392.71
Recoveries	$33,639.73
Sub Total	$36,758,366.13
Collections	$39,623,807.27

Purchase Amounts:
Purchase Amounts Related to Principal	$585,002.47
Purchase Amounts Related to Interest	$2,744.42
Sub Total	$587,746.89

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,211,554.16

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$40,211,554.16
Servicing Fee	$634,589.59	$634,589.59	$0.00	$0.00	$39,576,964.57
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,576,964.57
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$39,576,964.57
Interest - Class A-3 Notes	$248,677.47	$248,677.47	$0.00	$0.00	$39,328,287.10
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$39,180,728.77
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,180,728.77
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$39,097,242.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,097,242.69
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$39,027,909.36
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,027,909.36
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$38,930,242.69
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,930,242.69
Regular Principal Payment	$35,464,860.19	$35,464,860.19	$0.00	$0.00	$3,465,382.50
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,465,382.50
Residuel Released to Depositor	$0.00	$3,465,382.50	$0.00	$0.00	$0.00
Total		$40,211,554.16

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$35,464,860.19
Total					$35,464,860.19
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$35,464,860.19	$53.90	$248,677.47	$0.38	$35,713,537.66	$54.28
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$35,464,860.19	$17.39	$646,721.88	$0.32	$36,111,582.07	$17.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$414,462,446.62	0.6298821	$378,997,586.43	0.5759842
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$731,522,446.62	0.3586140	$696,057,586.43	0.3412281

Pool Information
Weighted Average APR	4.564%	4.564%
Weighted Average Remaining Term	38.11	37.24
Number of Receivables Outstanding	47,097	45,966
Pool Balance	$761,507,508.53	$723,947,785.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$732,550,285.54	$696,522,029.50
Pool Factor	0.3662935	0.3482268

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,859,216.78
Yield Supplement Overcollateralization Amount	$27,425,755.92
Targeted Overcollateralization Amount	$27,890,198.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$27,890,198.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	25

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		114	$249,994.24
(Recoveries)		173	$33,639.73
Net Losses for Current Collection Period			$216,354.51
Cumulative Net Losses Last Collection Period			$10,469,019.73
Cumulative Net Losses for all Collection Periods			$10,685,374.24

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.34%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.95%	738	$14,097,265.65
61-90 Days Delinquent	0.24%	83	$1,730,175.39
91-120 Days Delinquent	0.04%	15	$307,705.09
Over 120 Days Delinquent	0.21%	73	$1,522,985.58
Total Delinquent Receivables	2.44%	909	$17,658,131.71

Repossession Inventory:
Repossessed in the Current Collection Period		43	$901,893.65
Total Repossessed Inventory		67	$1,448,842.62

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5115%
Preceding Collection Period			0.6591%
Current Collection Period			0.3496%
Three Month Average			0.5067%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3762%
Preceding Collection Period			0.3249%
Current Collection Period			0.3720%
Three Month Average			0.3577%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer